Consolidated Statement of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Adjusted net income	R$ 88,266	R$ 93,298	R$ 60,214
Net income	30,737	28,384	15,064
Adjustments to net income:	57,529	64,914	45,150
Share-based payment	234	(20)	217
Effects of changes in exchange rates on cash and cash equivalents	24,279	19,941	11,677
Expected loss from financial assets and claims	29,287	14,379	25,980
Income from interest and foreign exchange variation from operations with subordinated debt	1,708	24,279	20,774
Provision for insurance and private pension	12,184	9,669	10,316
Depreciation and amortization	4,796	4,233	3,729
Expense from update / charges on the provision for civil, labor, tax and legal obligations	1,288	578	893
Provision for civil, labor, tax and legal obligations	2,882	3,565	3,602
Revenue from update / charges on deposits in guarantee	(1,018)	(376)	(344)
Deferred taxes (excluding hedge tax effects)	3,457	10,024	(239)
Income from share in the net income of associates and joint ventures and other investments	(672)	(1,164)	(1,399)
Income from financial assets - at fair value through other comprehensive income	1,534	2,086	(1,107)
Income from interest and foreign exchange variation of financial assets at fair value through other comprehensive income	(16,863)	(18,311)	(21,057)
Income from interest and foreign exchange variation of financial assets at amortized cost	(7,364)	(6,541)	(8,309)
(Gain) / loss on sale of investments and fixed assets		(565)	(4,165)
Other	1,797	3,137	4,582
Change in assets and liabilities	41,700	(38,992)	(723)
Interbank deposits	10,379	(5,590)	(21,775)
Securities purchased under agreements to resell	(42,595)	61,293	(21,639)
Compulsory deposits with the Central Bank of Brazil	(5,356)	(20,333)	1,189
Loan operations	(106,975)	(126,493)	(141,951)
Derivatives (assets / liabilities)	4,460	(8,842)	(2,973)
Financial assets designated at fair value through profit or loss	(20,132)	24,104	(107,996)
Other financial assets	(15,550)	(2,999)	1,841
Other tax assets	(409)	1,910	534
Other assets	(9,346)	506	(18,008)
Deposits	21,066	41,362	301,950
Deposits received under securities repurchase agreements	40,592	(20,516)	16,781
Funds from interbank markets	117,442	21,110	(18,827)
Funds from institutional markets	11,243	208	18,611
Other financial liabilities	32,966	15,343	1,843
Financial liabilities at fair value throught profit or loss	(50)	(29)	(60)
Provision for insurance and private pension	6,440	(17,293)	(9,004)
Provisions	(1,551)	709	(3,550)
Tax liabilities	(347)	(898)	(1,910)
Other liabilities	5,297	3,341	10,048
Payment of income tax and social contribution	(5,874)	(5,885)	(5,827)
Net cash from / (used in) operating activities	129,966	54,306	59,491
Dividends / Interest on capital received from investments in associates and joint ventures	336	661	487
Cash upon sale of investments in associates and joint ventures		623	4,982
Cash and Cash equivalents, net of assets and liabilities arising from the spin-off of XP Inc		(10)
Cash upon sale of fixed assets	505	172	331
Mutual rescission of intangible assets agreements	17	95	309
(Purchase) / Cash from the sale of financial assets at fair value through other comprehensive income	(1,605)	14,028	(11,860)
(Purchase) / redemptions of financial assets at amortized cost	(63,701)	(11,296)	11,863
(Purchase) of investments in associates and joint ventures	(660)	(33)	(52)
(Purchase) of fixed assets	(2,727)	(1,414)	(1,716)
(Purchase) of intangible assets	(5,768)	(7,667)	(3,591)
Net cash from / (used in) investment activities	(73,603)	(4,841)	753
Subordinated debt obligations raisings	1,004	8,229	5,260
Subordinated debt obligations redemptions	(23,208)	(32,388)	(10,581)
Change in non-controlling interests stockholders	(2,964)	(1,414)	3,330
Result of delivery of treasury shares	453	510	494
Dividends and interest on capital paid to non-controlling interests	(293)	(130)	(506)
Dividends and interest on capital paid	(6,706)	(6,267)	(11,552)
Net cash from / (used in) financing activities	(31,714)	(31,460)	(13,555)
Net increase / (decrease) in cash and cash equivalents	24,649	18,005	46,689
Cash and cash equivalents at the beginning of the period	103,887	105,823	70,811
Effects of changes in exchange rates on cash and cash equivalents	(24,279)	(19,941)	(11,677)
Cash and cash equivalents at the end of the period	104,257	103,887	105,823
Cash	35,381	44,512	46,224
Interbank deposits	12,584	12,555	3,888
Securities purchased under agreements to resell - Collateral held	56,292	46,820	55,711
Additional information on cash flow (Mainly operating activities)
Interest received	213,820	131,661	121,558
Interest paid	107,468	73,458	77,011
Non-cash transactions
Loans transferred to assets held for sale
Spin-off of XP Inc. investment		9,975
Increase of Equity Interest in ITAU CORPBANCA	961
Dividends and interest on capital declared and not yet paid	R$ 4,506	R$ 2,864	R$ 3,178